Segment, Geographic and Customer Concentration Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment									1
Revenue	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823	$ 95,362	$ 101,398	$ 142,946
Percentage of Revenue									100.00%	100.00%	100.00%
Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Revenue									100.00%	100.00%	100.00%
North America
Segment Reporting Information [Line Items]
Revenue									$ 41,228	$ 49,634	$ 84,541
Percentage of Revenue									43.00%	49.00%	59.00%
North America | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Revenue									43.00%	49.00%	59.00%
Asia Pacific
Segment Reporting Information [Line Items]
Revenue									$ 39,310	$ 28,791	$ 39,770
Percentage of Revenue									41.00%	28.00%	28.00%
Asia Pacific | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Revenue									41.00%	28.00%	28.00%
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue									$ 14,824	$ 22,973	$ 18,635
Percentage of Revenue									16.00%	23.00%	13.00%
Europe, Middle East and Africa | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Revenue									16.00%	23.00%	13.00%